Statements of Net Assets Available for Benefits (Statement) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value (Notes 2, 3 and 4)	$ 2,994,634	$ 2,678,166
Fully benefit-responsive investment contracts at contract value	181,497	195,472
Notes receivable from Participants	64,252	60,316
Other receivable	0	103
Total assets	3,240,383	2,934,057
Liabilities
Administrative expenses payable	479	303
Other payable	93	0
Total liabilities	572	303
Net assets available for benefits	$ 3,239,811	$ 2,933,754